Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 15 – COMMITMENTS AND CONTINGENCIES

Operating lease

On March 20, 2002, the Company leased office space in the A’cheng district in Harbin (the “A’cheng Lease”). The A’cheng Lease is for a term of 23 years and expires on March 19, 2025. Pursuant to the A’cheng Lease, lease payment shall be made as follows:

Year	Annual lease amount	Payment due date
March 2002 to February 2012	RMB 25,000	Before December 2012
March 2012 to February 2017	RMB 25,000	Before December 2017
March 2017 to March 2025	RMB 25,000	Before December 2025

For the three months ended September 30, 2012 and 2011, rent expense related to the A’cheng Lease amounted $987 and $973, respectively. For the nine months ended September 30, 2012 and 2011, rent expense related to the A’cheng Lease amounted $2,963 and $2,882, respectively.

Future minimum rental payments required under the A’cheng Lease are as follows:

Twelve-month periods ending September 30:
2013	$3,947
2014	3,947
2015	3,947
2016	3,947
2017	3,947
Thereafter	29,438
Total	$49,173

See Note 11 for related party operating lease commitments.

Seedling Purchase and Sale Long-Term Cooperation Agreement

On November 25, 2010, HDS entered into a Seedling Purchase and Sale Long-Term Cooperation Agreement (the “Seedling Agreement”) with Wuchang City Xinlin Foresty Co., Ltd (“Xinlin”), pursuant to which HDS will sell yew seedlings to Xinlin at a price equal to 90% of HDS’s publicly-published wholesale prices. Xinlin has agreed to purchase from the Company 10,000 yew seedlings annually. The Company did not make sales under the Seedling Agreement for the three and nine months ended September 30, 2012. For the three and nine months ended September 30, 2011, the Company made sales of $0 and $311,158, respectively, under the Seedling Agreement.

Land Use Rights and Yew Forest Purchase

On March 4, 2010, the Company entered into Land Use Right and Seedling Transfer Agreement with Heilongjiang Pingshan Yew Comprehensive Development Co., Ltd., pursuant to which the Company acquired land use rights with an area of 15,865 mu and all yew trees and seedlings situated on such land, for an aggregate cost of RMB 80,152,900 (approximately $12,500,000). The purchase price was divided into three installments, each installment representing a parcel of land and the Company paid final installment in full during the nine months ended September 30, 2012. As of September 30, 2012, there was no unpaid amount related to the Land Use Right and Seedling Transfer Agreement.

Land Use Right

On July 18, 2012, the Company entered into the Fuye Field Agreement with an individual in the PRC. Pursuant to the Fuye Field Agreement, HDS leases 117.5 mu (approximately 19.6 acres) located at Fuye Field, Beizhao Village, Hongxing Town, A’cheng District in Helongjiang Province, PRC. The term of the Fuye Field Agreement is 16 years, through March 2028. During the term of the Fuye Field Agreement, HDS has the right to develop the property for the production of yew trees. In addition, HDS acquired a building and more than 80,000 trees – which are not yew trees – located on the property.

Payments to be made by the Company under the Fuye Field Agreement total RMB 15,002,300, payable as follows:

•	RMB 6,300,000 upon receipt by HDS of all related supporting documents and materials on the ownership and land use right of the property;
•	RMB 3,700,000 on December 25, 2012;
•	RMB 5,002,300 on or before December 25, 2013.

The Company paid RMB 9,330,000 (approximately $1.5 million) as of September 30, 2012 and the unpaid amount related to the Fuye Field Agreement was RMB 5,672,300 (approximately $0.9 million) as of September 30, 2012 which was included in accounts payable on the accompanying consolidated balance sheets. The Company presently expects to be able to make the additional payments required by the Fuye Field Agreement from cash-on-hand and net cash flow from operations.

Options

Generally, the founders of a corporation in the United States receive shares of stock in consideration of the tangible and intangible assets contributed by them to the enterprise. Since the consideration for those shares is the transfer of assets, including intellectual property, and business know-how, sometimes referred to as “sweat equity”, no payment for such shares occurs.

However, unfamiliar with the usual way that founders acquire equity interests in corporations in the United States, the HDS Shareholders actually purchased their HDS Shareholders’ Stock between March 2008 and September 2009, for cash, in a series of four different offerings of YBP Common Stock during that period, at prices ranging between $0.02 and $0.10 per share, for an aggregate purchase price of $890,501.

As a result of the Contractual Arrangements of the Second Restructure, in which all of the profits of HDS will be paid under the terms of the Business Cooperation Agreement to JSJ, which is an indirect wholly-owned subsidiary of YBP, combined with the actual purchase by the HDS Shareholders of the HDS Shareholders’ Stock for cash, it could be viewed that Mr. Wang, Madame Qi and Mr. Han have, in effect, paid for their HDS Shareholders’ Stock twice.

Accordingly, it is the intention of the Company to rectify this situation by issuing a stock purchase option (a “Founder’s Option”) to each of Mr. Wang, Madame Qi and Mr. Han in an amount equal to the number of shares of YBP Common Stock that each of them currently owns. The terms of each Founder’s Option will be identical to each other except for the name of the optionee and the number of shares of YBP Common Stock subject to each such Founder’s Option. Those terms include:

●	The issuance of the Founder’s Option will be subject to pre-issuance approval by our shareholders as described below;

●	Each Founder’s Option will be fully vested upon issuance;

●
Each Founder’s Option may be exercised only upon the approval by the YBP shareholders of an amendment to YBP’s Articles of Incorporation increasing the number of shares of authorized Common Stock and the filing of an amendment of the Articles of Incorporation with the Secretary of State of Nevada;

●	Each Founder’s Option will be exercisable for a period of five years;

●	Each Founder’s Option will have a per share exercise price of equal to the fair market value of a share of YBP common stock on the date of grant; and

●
Each Founder’s Option will have a cashless exercise feature, pursuant to which, at the optionee’s election, he or she may choose to deliver previously-owned shares of YBP common stock in payment of the exercise price or not pay the exercise price of the Founder’s Option and receive instead a reduced number of shares of YBP common stock reflecting the value of the number of shares of YBP common stock equal to the difference, if any, between the aggregate fair market value of the shares issuable upon exercise of the Founder’s Option and the exercise price of the Founder’s Option.

The Company has scheduled a special meeting of shareholders (the “Meeting”) to be held on December 13, 2012 to approve the Founders’ Options, among other proposals to be brought before the Meeting. Shareholders of record as of the record date of October 18, 2012 will be entitled to vote at the Meeting.

Assuming the options are approved by the shareholders of the Company, the options will be valued on the date of grant using the Black-Scholes option pricing model, using the expected and implied volatility from its peer companies’ volatilities as the Company itself does not have historical trading history, expected dividends yield of 0%, expected term of 5 years and risk-free interest rate on the date of grant. The value of the options granted will be immediately recognized as the Company’s compensation expenses upon the issuance of the options. The number of shares of YBP Common Stock subject to each Founder’s Option is as follows:

Name of Optionee	Number of Shares Subject to Option
Zhioguo Wang	20,103,475
Guifang Qi	2,488,737
Xingming Han	213,300

The terms of the Founder’s Option have not been determined as a result of arm’s-length negotiations. The Board of Directors of YBP, which consists of the same persons who are the HDS Shareholders and the grantees of the Founder’s Option, may seek shareholder approval or ratification of the issuance of the Founder’s Options.

To the extent that the Founder’s Options are exercised, assuming they are granted as described above, the number of shares to YBP Common Stock then held by each HDS Shareholder could as much double, which would be highly dilutive to the other existing YBP shareholders. The following chart shows the maximum effect of this dilution assuming full exercise of each Founder’s Option for cash:

Shareholder	Number Shares Presently Held	Percentage of Issued Shares Presently Held	Number Shares Held Assuming Exercise of Founder’s Options	Percentage of Issued Shares Following Exercise of Founder’s Options
Zhiguo Wang	20,103,475	40.50%	40,206,950	55.23%
Guifang Qi	2,488,737	4.98%	4,977,474	6.84%
Xingming Han	213,300	0.43%	426,600	0.58%
All HDS Shareholders as a group (3 persons)	22,805,512	45.61%	45,611,024	62.65%

All other existing shareholders	27,194,488	54.39%	27,194,488	37.35%
Total	50,000,000	100.00%	72,805,512	100.00%

NOTE 13 — COMMITMENTS AND CONTINGENCIES

Operating lease

On March 20, 2002, the Company leased office space in the A’cheng district in Harbin (the “A’cheng Lease”). The A’cheng Lease is for a term of 23 years and expires on March 19, 2025. Pursuant to the A’cheng Lease, lease payment shall be made as follows:

Year	Annual Lease Amount	Payment Due Date
March 2002 to February 2012	RMB 25,000	Before December 2012
March 2012 to February 2017	RMB 25,000	Before December 2017
March 2017 to March 2025	RMB 25,000	Before December 2025

For the years ended December 31, 2011 and 2010, rent expense related to the A’cheng Lease amounted $3,862 and $3,688, respectively.

Future minimum rental payments required under the A’cheng Lease are as follows:

Years Ending December 31:
2012	$3,928
2013	3,928
2014	3,928
2015	3,928
2016	3,928
Thereafter	32,405
Total	$52,045

See Note 10 for related party operating lease commitments.

Seedling Purchase and Sale Long-Term Cooperation Agreement

On November 25, 2010, HDS entered into a Seedling Purchase and Sale Long-Term Cooperation Agreement (the “Seedling Agreement”) with Wuchang City Xinlin Forestry Co., Ltd (“Xinlin”), pursuant to which HDS will sell yew seedlings to Xinlin at a price equal to 90% of HDS’s publicly-published wholesale prices. Xinlin has agreed to purchase from the Company 10,000 yew seedlings annually. In 2011 and 2010, the Company made sales of $312,721 and $0, respectively, under the Seedling Agreement.

Land Use Rights and Yew Forest Purchase

On March 4, 2010, the Company entered into Land Use Right and Seedling Transfer Agreement with Heilongjiang Pingshan Yew Comprehensive Development Co., Ltd., pursuant to which the Company acquired land use rights with an area of 15,865 mu and all yew trees and seedlings situated on such land, for an aggregate cost of RMB 80,152,900 (approximately $12,500,000). The purchase price was divided into three installments, each installment representing a parcel of land. As of December 31, 2011, the Company made payments aggregated RMB 72,008,600 (approximately $11,100,000) and had a payable in the amount of RMB 8,144,300 (approximately $1,300,000) related to the purchase. The payable in the amount of approximately $1,300,000 related to the land use right and seedling purchase was recorded in the Company’s accounts payable on the accompanying balance sheet at December 31, 2011. Subsequent to December 31, 2011 and through the date of this report, the Company made payments aggregated RMB 2,005,000 (approximately $300,000) and had an RMB 6,139,300 (approximately $1,000,000) unpaid amount related to the Land Use Right and Seedling Transfer Agreement.